Trade Accounts Payable and Other Liabilities	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade Accounts Payable and Other Liabilities	Trade Accounts Payable and Other Liabilities

(CAD$ in millions)	December 31, 2022	December 31, 2021
Trade accounts payable and accruals	$1,897	$1,653
Capital project accruals	1,152	546
Payroll-related liabilities	374	293
Accrued interest	100	100
Commercial and government royalties	302	325
Current portion of provisions (Note 24(a))	361	210
Settlement payables (Note 31)	45	39
Contract liabilities – consignment sales	19	30
Other IMSA payable	68	—
Other	49	59
	$4,367	$3,255